Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2014
Warrant Liability Tables
Schedule of assumptions in revalue of outstanding warrants

The Company revalued the outstanding warrants on December 31, 2012 and 2013 using the following assumptions:

	December 31,
	2012	2013

Risk-free interest rate	0.9%	1.18%
Dividend yield	0.0	0.0
Expected volatility	80%	80%
Expected term (years)	4.8	3.83

A rollforward of the warrant liability

A roll forward of the warrant liability is as follows:

Balance at December 31, 2011	$2,589
Revaluation of warrants	392
Balance at December 31, 2012	2,981
Revaluation of warrants	171
Balance at December 31, 2013	3,152
Issuance of warrants in connection with lending arrangement (unaudited)	230
Revaluation of warrants (unaudited)	2,421
Reclassification of warrant liability to stockholders’ equity (unaudited)	(5,803)
Balance at September 30, 2014 (unaudited)	$—